FINANCIAL INSTRUMENTS - Fair value disclosures (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value and other disclosures
Financial assets	$ 45,628	$ 49,939
Net gain (loss) on financial assets at fair value through profit or loss	2,600	3,406
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities
Transfers into Level 3 of fair value hierarchy, assets
Transfers out of Level 3 of fair value hierarchy, assets
Transfers into Level 3 of fair value hierarchy, liabilities
Transfers out of Level 3 of fair value hierarchy, liabilities
Financial liabilities	203,718	168,265
Financial assets at amortized cost
Fair value and other disclosures
Financial assets	21,944	47,502
Other short-term investments | Level 1 | At fair value
Fair value and other disclosures
Financial assets	23,224	94
Investments | Financial assets at amortized cost
Fair value and other disclosures
Financial assets	1,066	7,917
Financial assets at fair value	1,060	6,630
Government bonds | Level 1 | At fair value
Fair value and other disclosures
Financial assets	297	1,119
Financial debt
Fair value and other disclosures
Financial liabilities at fair value	52,401	28,245
Financial liabilities	$ 53,576	$ 29,052